FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	$ 99,730	$ 114,995	$ 131,033
Derivative financial assets	160,524	140,311	118,145
Brokerage receivables	19,289	20,762	21,839
Financial assets at fair value not held for trading	57,240	60,575	59,642
Financial assets measured at fair value through other comprehensive income	2,251	9,093	8,844
Non-financial assets - Precious metals and other physical commodities	4,377	4,626	5,258
Other non-financial assets measured at fair value	22	24	26
Total assets measured at fair value	343,434	350,386	344,787
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	71,373	83,045	99,222
Financial assets at fair value not held for trading	822	788	765
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	10,052	9,080	8,496
Financial assets at fair value not held for trading	10,561	11,274	8,860
Financial assets measured at fair value through other comprehensive income	18	2,312	2,686
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,786	8,541	9,229
Financial assets at fair value not held for trading	504	523	591
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	8,550	10,553	9,055
Financial assets at fair value not held for trading	14,741	13,090	14,366
Financial assets measured at fair value through other comprehensive income	2,233	2,141	1,310
Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	2,563	3,303	4,542
Financial assets at fair value not held for trading	4,277	4,684	5,874
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	407	473	489
Financial assets measured at fair value through other comprehensive income	0	4,639	4,849
Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	83,375	67,559	53,307
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	38,281	37,144	33,241
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	33,946	29,927	28,245
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	2,087	1,730	1,414
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	2,013	2,944	1,606
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,644	1,635	1,585
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	9,989	9,776	5,804
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	14,348	18,476	21,303
Level 1
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	85,292	97,077	113,722
Derivative financial assets	1,185	1,512	522
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	20,844	25,704	27,278
Financial assets measured at fair value through other comprehensive income	55	2,341	2,704
Non-financial assets - Precious metals and other physical commodities	4,377	4,626	5,258
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	111,753	131,260	149,484
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	70,306	82,255	97,983
Financial assets at fair value not held for trading	101	89	83
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	8,633	7,579	7,135
Financial assets at fair value not held for trading	5,954	6,713	5,624
Financial assets measured at fair value through other comprehensive income	0	2,293	2,658
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	5,728	6,495	7,843
Financial assets at fair value not held for trading	317	291	338
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	619	741	708
Financial assets at fair value not held for trading	131	137	123
Financial assets measured at fair value through other comprehensive income	55	48	45
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	0	0	0
Financial assets at fair value not held for trading	0	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	5	6	53
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	527	750	255
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	14,341	18,475	21,110
Level 2
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	12,515	15,296	15,012
Derivative financial assets	157,586	137,116	116,482
Brokerage receivables	19,289	20,762	21,839
Financial assets at fair value not held for trading	32,226	30,838	28,185
Financial assets measured at fair value through other comprehensive income	2,196	6,751	6,140
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	223,812	210,763	187,658
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	982	512	1,090
Financial assets at fair value not held for trading	0	0	2
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,409	1,491	1,351
Financial assets at fair value not held for trading	4,607	4,561	3,236
Financial assets measured at fair value through other comprehensive income	18	19	27
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,040	2,030	1,364
Financial assets at fair value not held for trading	74	120	137
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	7,258	9,201	7,791
Financial assets at fair value not held for trading	14,361	12,665	13,937
Financial assets measured at fair value through other comprehensive income	2,178	2,093	1,265
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,553	1,726	3,099
Financial assets at fair value not held for trading	3,301	3,815	4,982
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	274	336	317
Financial assets measured at fair value through other comprehensive income	0	4,639	4,849
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	82,845	66,804	53,046
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	37,930	36,372	32,747
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	33,266	29,477	27,861
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	1,446	1,392	1,179
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	1,936	2,886	1,590
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	9,881	9,677	5,704
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	187
Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,923	2,623	2,299
Derivative financial assets	1,753	1,683	1,140
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	4,171	4,033	4,180
Financial assets measured at fair value through other comprehensive income	0	0	0
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	22	24	26
Total assets measured at fair value	7,868	8,363	7,645
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	85	278	149
Financial assets at fair value not held for trading	721	699	681
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	9	10	10
Financial assets at fair value not held for trading	0	0	0
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	18	16	21
Financial assets at fair value not held for trading	112	112	117
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	673	611	556
Financial assets at fair value not held for trading	249	288	306
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,010	1,577	1,443
Financial assets at fair value not held for trading	976	869	892
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	128	131	120
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	3	6	7
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	351	772	494
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	680	450	384
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	640	338	236
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	76	58	16
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,644	1,635	1,585
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	108	100	100
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	$ 8	$ 1	$ 6